Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Measurements [Line Items]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis

The following tables provide information related to the Company’s assets and liabilities measured at fair value on a recurring basis as of March 31, 2026 and December 31, 2025:

	March 31, 2026
	Level 1	Level 2	Level 3	Total
Liabilities:
Forward purchase agreement warrant liability	$-	$-	$37	$37
Private warrant liability	-	3,830	-	3,830
Publicly traded warrant liability	941	-	-	941
	$941	$3,830	$37	$4,808

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Forward purchase agreement warrant liability	$-	$-	$24	$24
Private warrant liability	-	5,835	-	5,835
Publicly traded warrant liability	551	-	-	551
	$551	$5,835	$24	$6,410

The following tables provide information related to the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Forward purchase agreement warrant liability	$-	$-	$24	$24
Private warrant liability	-	5,835	-	5,835
Publicly traded warrant liability	551	-	-	551
	$551	$5,835	$24	$6,410

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Forward purchase agreement warrant liability	$-	$-	$472	$472
Publicly traded warrant liability	662	-	-	662
	$662	$-	$472	$1,134

Schedule of Instrument Measured at Fair Value on a Recurring Basis

The following tables summarize the activity for the Company’s Level 3 instrument measured at fair value on a recurring basis:

Forward Purchase Agreement Warrant Liability
Balance as of December 31, 2025	$24
Change in fair value	13
Balance as of March 31, 2026	$37

The following table summarizes the activity for the Company’s Level 3 instruments measured at fair value on a recurring basis:

Forward Purchase Agreement Warrant Liability
Balance as of December 31, 2024	$472
Change in fair value	(534)
Effect of amendments (see Note 10)	86
Balance as of December 31, 2025	$24

Private Warrant Liability [Member]
Fair Value Measurements [Line Items]
Schedule of Fair Value Measurements of the Forward Purchase Agreement Warrant Liability	The following table presents the quantitative information regarding the Level 2 fair value measurements of the private warrant liability as of March 31, 2026 and December 31, 2025:
	March 31, 2026	December 31, 2025
Stock price	$0.67	$0.66
Exercise price	$1.31 - $1.33	$1.31 - $1.33
Expected volatility	111.0% - 113.3%	147.0% -149.0%
Expected term (in years)	1.7 - 1.8	1.9 - 2.0
Risk-free rate	3.75% - 3.76%	3.50%
The following table presents the quantitative information regarding the Level 2 fair value measurements of the private warrant liability as of December 31, 2025:
December 31, 2025
Stock price	$0.66
Exercise price	$1.31 - $1.33
Expected volatility	147.0% -149.0%
Expected term (in years)	1.9 - 2.0
Risk-free rate	3.50%

Forward Purchase Agreement Warrant Liability [Member]
Fair Value Measurements [Line Items]
Schedule of Fair Value Measurements of the Forward Purchase Agreement Warrant Liability	The following table presents the quantitative information regarding Level 3 fair value measurements of the forward purchase agreement warrant liability as of March 31, 2026 and December 31, 2025:
	March 31, 2026	December 31, 2025
Stock price	$0.67	$0.66
Initial exercise price	$10.46	$10.46
Annual volatility	146.0%	115.0%
Remaining term (in years)	0.8	1.0
Risk-free rate	3.63%	3.42%
The following table presents the quantitative information regarding the Level 3 fair value measurements of the forward purchase agreement warrant liability as of December 31, 2025 and December 31, 2024:
	December 31, 2025	December 31, 2024
Stock price	$0.66	$1.43
Initial exercise price	$10.46	$10.46
Annual volatility	115.0%	130.0%
Remaining term (in years)	1.0	1.0
Risk-free rate	3.42%	4.08%